Inventories	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Inventories	INVENTORIES

	December 31, 2022	December 31, 2021
Heap leach ore	$310,663	$258,197
Stockpiled ore	27,701	11,118
Work-in-process	20,315	17,400
Finished goods	5,432	3,395
Supplies	49,135	35,777
Total inventories	$413,246	$325,887

Classified and presented as:
Current	$265,105	$201,622
Non-current(1)	148,141	124,265
	$413,246	$325,887
(1)    Non-current inventories at December 31, 2022 and 2021 relate to heap leach ore at Mesquite and Castle Mountain.
During the year ended December 31, 2022, the Company recognized an increase in the provision for obsolete and slow-moving supplies inventories of $1.5 million (2021 – increase of $2.1 million) in operating expense. At December 31, 2022, the Company’s total provision for obsolete and slow-moving supplies inventories was $15.6 million (2021 – $14.1 million).
During the year ended December 31, 2022, the Company recognized within cost of sales $52.9 million (2021 – $18.1 million) in write-downs of inventories to NRV, mainly relating to heap leach ore at Los Filos.